Leases - Statement of profit or loss and other comprehensive income (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial position relating to leases
Depreciation, right-of-use assets		€ 2,395	€ 1,576	€ 11
Interest expense (included in finance cost)		176	105
Expense relating to short-term leases	€ 88	231	123
Expense relating to leases of low-value assets that are not shown above as short-term leases		5	5
Cash outflow for leases		2,600
Buildings
Financial position relating to leases
Depreciation, right-of-use assets		1,981	1,315
Vehicles
Financial position relating to leases
Depreciation, right-of-use assets		386	233
Lease equipment
Financial position relating to leases
Depreciation, right-of-use assets		€ 28	€ 28	€ 11